Accumulated losses (Tables)	12 Months Ended
Jun. 30, 2023
Accumulated Losses
Summary of accumulated losses

	Consolidated Group
	2023 A$	2022 A$
Balance at beginning of year	(45,227,027)	(40,136,700)
Transfers from reserve accounts	3,773,151
Profit attributable to owners of the Company	(3,891,586)	(5,090,327)
Balance at end of year	(45,345,462)	(45,227,027)